Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Accrued Liabilities and Other Liabilities [Abstract]
Accrued payroll and social insurance	$ 1,923,040	$ 2,310,507
Cash collected on behalf of the customers	52,710	77,408
Other taxes payable	525,702	662,974
Accrued IPO cost	167,185	1,167,185
Accrued service expenses	436,546	789,427
Interest payable to investors	613,095	612,443
Others	366,900	240,963
Accrued Expenses and Other Current Liabilities	$ 4,085,178	$ 5,860,907